Related Party Transactions - Schedule of Contract Liability - Related Parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Xiamen Pupu Investment [Member]
Schedule of Contract Liability - Related Parties [Line Items]
Contract liability - related parties	$ 1,178,003	$ 2,906,209
Related Party [Member]
Schedule of Contract Liability - Related Parties [Line Items]
Contract liability - related parties	$ 1,178,003	$ 2,906,209